Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.31 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.40%
Innovator U.S. Equity Ultra Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $600.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
Innovator U.S. Equity Ultra Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $410.85 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Ultra Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $705.53 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.00%)